State Street Institutional US Government Money Market Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Institutional Administration Investment Investor Premier Opportunity [Member] | State Street Institutional US Government Money Market Fund | Premier Class
Prospectus [Line Items]
Annual Return [Percent]	4.26%	5.23%	5.06%	1.60%	0.03%	0.39%	2.13%	1.76%	0.79%	0.25%